INCOME TAXES	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 14 – INCOME TAXES

Income tax expense consists of the following components:

	December 31, 2022	December 31, 2021
Current
Federal	$-	$-
State	41,401	-
Foreign	49,110	40,264
Total Current	90,511	40,264
	-	-
Deferred
Federal	$-	$-
State	-	-
Total Deferred	-	-

Income tax expense	$90,511	$40,264

The Company’s provision for income taxes for the years ended December 31, 2022 and 2021 is based on the estimated annual effective tax rate, plus discrete items. The following table presents the provision for income taxes and the effective tax rates for years ended December 31, 2022 and 2021:

	December 31, 2022	December 31, 2021
Loss before income tax provision	$(8,096,671)	$(8,160,541)
Income tax provision	90,511	40,264
Effective tax rate	-1.12%	-0.49%

The difference between the Company’s effective tax rate for the years ended December 31, 2022 and 2021 and the US statutory rate of 21% primarily relates to nondeductible expenses, state income taxes (net of federal benefit), a net increase in valuation allowances and certain discrete items.

Reconciliation between the effective tax rate on income from continuing operations and the statutory tax rate is as follows:

FREIGHT TECHNOLOGIES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2022 AND 2021

NOTE 14 – INCOME TAXES (CONTINUED)

	December 31, 2022		December 31, 2021
Income tax expense (benefit) at federal statutory rate	$(1,700,301)	21.00%	$(1,713,714)	21.00%
State and local income taxes net of federal tax benefits	(17,442)	0.12%	(21,754)	0.27%
Return to provision adjustments	(140,374)	1.73%	5,119	-0.06%
Other adjustments to deferred	1,051,874	-12.99%	-	-
Change in valuation allowance	720,407	-8.90%	2,295,280	-28.13%
Permanent differences	166,816	-2.06%	(528,281)	6.47%
Other– net	9,531	-0.12%	3,614	-0.04%
Income tax expense	$90,511	-1.12%	$40,264	-0.49%

At December 31, 2022 and December 31, 2021, the Company had federal net operating losses (“NOLs”) of approximately of $25,375,000 and $17,817,000 respectively, which are offset fully by a valuation allowance. These NOLs expire from 2035 to 2042 or have indefinite lives. However, the Tax Cuts & Jobs Act of 2017 limits the amount of net operating loss utilized each year after December 31, 2020 to 80% of taxable income. At December 31, 2022, the Company had various states NOLs estimated of approximately $4,103,000, which starts to expire in 2029.

The Company is in process of evaluating the effects that a change in ownership under Internal Revenue Code Section 382 may limit the potential utilization of its NOLs going forward.

Temporary differences which give rise to a significant portion of deferred tax assets are as follows:

	December 31, 2022	December 31, 2021
Accrued expenses	$65,011	$214,397
Fixed and intangible assets	(54,219)	(75,900)
Allowance for doubtful accounts	13,885	16,678
Warrant amortization	211,142	96,165
Net operating loss - Federal	5,328,850	4,648,504
Net operating loss - States	189,695	134,112
	5,754,364	5,033,956
Less: Valuation allowance	(5,754,364)	(5,033,956)
Net deferred tax asset	$-	$-

In making this determination, the Company is required to give significant weight to evidence that can be objectively verified. It is generally difficult to conclude that a valuation allowance is not needed when there is significant negative evidence, such as cumulative losses in recent years. Forecasts of future taxable income are considered to be less objective than past results. At December 31, 2022 and December 31, 2021, the Company maintains a full valuation allowance against its deferred tax assets.

Income tax expense is recorded using the asset and liability method. Deferred tax assets and liabilities are recognized for the expected future tax consequences attributable to temporary differences between amounts reported for income tax purposes and financial statement purposes, using current tax rates. A valuation allowance is recognized if it is anticipated that some or all of a deferred tax asset will not be realized. The Company must assess the likelihood that its deferred tax assets will be recovered from future taxable income and, to the extent that the Company believes that recovery is not likely, it must establish a valuation allowance. Significant management judgment is required in determining the provision for income taxes, deferred tax assets and liabilities and any valuation allowance recorded against net deferred tax assets.

None of the Company’s Federal or state income tax returns are currently under examination by the Internal Revenue Service (“IRS”) or state authorities.

FREIGHT TECHNOLOGIES, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2022 AND 2021